Financing Receivables, net	12 Months Ended
Dec. 31, 2024
Financing Receivables, net
Financing Receivables, net

Note 6 – Financing Receivables, net

Starting in June 2022, the Group provided factoring financing service. The initial term of the financing receivables was 12 months with maturity in June 2023 and annual interest of 6.5%. The financing receivables were subsequently renewed in both June 2023 and June 2024 for an additional 12 months each with annual interest of 4.8%. The principal balance of the financing receivables as of December 31, 2024 had been outstanding since June 2022. Subsequently on April 25, 2025, the entire financing receivables balance was fully settled as partial consideration paid in connection with the equity acquisition agreement entered into on April 18, 2025 (See Note 23).

Prior to the subsequent event described in Note 23, all the financing receivables were collateralized by pledged accounts receivable from large state-owned entities and well-established companies, and the net realizable value of the underlying collaterals was greater than the carrying amount of the financing receivables as of December 31, 2024 and 2023. Given all financing receivables were collateralized by pledged accounts receivable from large state-owned entities and well-established companies, the Group did not consider the renewals of the financing receivables terms to impact the credit risk determination and expected the outstanding financing receivables to be realizable within the 12-month term; accordingly, the Group classified all the financing receivables as current assets, and the Group did not consider it necessary to establish a nonaccrual policy.

The following table presents the activities related to the financing receivables for the years ended December 31, 2024 and 2023.

	Principal	Interest	Total
Balance as of December 31, 2023	$41,197,763	$3,585,248	$44,783,011
Increase in accrued interest	-	1,840,722	1,840,722
Translation adjustments	(1,125,427)	(124,067)	(1,249,494)
Balance as of December 31, 2024	$40,072,336	$5,301,903	$45,374,239
Allowance for credit losses			(2,268,712)
Financing receivables, net			43,105,527

	Principal	Interest	Total
Balance as of December 31, 2022	$42,412,500	$1,451,692	$43,864,192
Increase in accrued interest	-	2,180,970	2,180,970
Translation adjustments	(1,214,737)	(47,414)	(1,262,151)
Balance as of December 31, 2023	$41,197,763	$3,585,248	$44,783,011
Allowance for credit losses			(2,239,151)
Financing receivables, net			42,543,860

The movement of allowance for credit losses is as follows:

	December 31,	December 31,
	2024	2023
Balance at beginning of year	$2,239,151	$-
Change in allowance for credit losses	92,036	2,245,159
Translation adjustments	(62,475)	(6,008)
Balance at end of year	$2,268,712	$2,239,151

For the years ended December 31, 2024, 2023 and 2022, the Group recognized net financing interest income of $1,840,722, $2,180,970 and $1,400,227, respectively.